17. Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 276,585	R$ 42,633
Income tax and social contribution
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	270,614	32,365
Withholding income tax on financial investments For - IRRF
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	2,606	7,057
Other federal taxes
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	3,365	2,961
Other municipal taxes
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 0	R$ 250